Organization and Summary of Significant Accounting Policies (Details 11) - Supplier	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Supplier Concentrations
Percentage of inventory purchases from major suppliers	36.00%	27.00%	38.00%
Number of major Suppliers	6	5	7